Document and Entity Information	Jun. 12, 2020
Risk/Return:
Document Type	497
Document Period End Date	Jun. 12, 2020
Registrant Name	DELAWARE POOLED TRUST
Central Index Key	0000875352
Amendment Flag	false
Document Creation Date	Jun. 12, 2020
Document Effective Date	Jun. 12, 2020
Prospectus Date	Feb. 28, 2020
Entity Inv Company Type	N-1A
Alternative / specialty mutual fund | Delaware Global Listed Real Assets Fund | Class A
Risk/Return:
Trading Symbol	DPREX
Alternative / specialty mutual fund | Delaware Global Listed Real Assets Fund | Class C
Risk/Return:
Trading Symbol	DPRCX
Alternative / specialty mutual fund | Delaware Global Listed Real Assets Fund | Class R
Risk/Return:
Trading Symbol	DPRRX
Alternative / specialty mutual fund | Delaware Global Listed Real Assets Fund | INSTITUTIONAL CLASS
Risk/Return:
Trading Symbol	DPRSX
Alternative / specialty mutual fund | Delaware Global Listed Real Assets Fund | Class R6
Risk/Return:
Trading Symbol	DPRDX